Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Summary of Stock Options
A summary of the status of the stock options under the 2014 Plan as of December 31, 2021, and changes during the year then ended is presented below:

	Number of Options	Weighted- Average Exercise Price	Weighted-Average Remaining Contractual Term (In Years)	Aggregate Intrinsic Value
Balance - December 31, 2020	11,180,731	$0.27	8.22	82,013
Recapitalization impact	(609,509)
Balance - December 31, 2020	10,571,222	0.29	8.22	82,013
Granted	—	—
Exercised	(2,174,963)	0.31
Forfeited	(25,162)	0.46
Balance - December 31, 2021	8,371,097	$0.29	7.33	25,773
Exercisable - December 31, 2021	8,341,982	$0.29	7.33	25,731
Unvested - December 31, 2021	29,115	$2.32	8.35	42
A summary of the status of the stock options under the 2021 Plan as of December 31, 2021, and changes during the year then ended is presented below:

	Number of Options	Weighted- Average Exercise Price	Weighted-Average Remaining Contractual Term (In Years)	Aggregate Intrinsic Value
Balance - December 31, 2020	—	$—	—	$—
Granted - service conditions	1,039,810	10.45
Granted - performance conditions	693,206	10.45
Exercised	—	—
Forfeited	(1,386,413)	10.45
Balance - December 31, 2020	346,603	$10.45	9.50	$—
Exercisable - December 31, 2021	93,872	—	9.50	$—
Unvested - December 31, 2021	252,731	$10.45	9.50	$—

Summary of Stock Options Valuation Assumptions	The weighted-average assumptions used to estimate the fair value of stock options granted during the years ended December 31, 2021 and 2020 are as follows:

	Years Ended December 31,
	2021	2020
Exercise price	$10.45	$3.28
Risk-free interest rate	1.02%	0.11%
Expected term (in years)	5.78	3.00
Expected volatility	66.9%	60.0%
Expected dividend yield	0%	0%

Summary of RSUs
A summary of the status of RSU's under the 2021 Plan as of December 31, 2021, and changes during the year then ended is presented below:

	Number of RSUs	Weighted Average Grant Date Fair Value
Outstanding - December 31, 2020	—	$—
Granted	2,170,426	6.10
Vested	—	—
Forfeited	(55,264)	6.24
Outstanding - December 31, 2021	2,115,162	$6.10